MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2009-1

Collection Period						07/01/09-07/31/09
Determination Date						8/10/2009
Distribution Date						8/17/2009

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$926,109,903.15
2	.	Collections allocable to Principal				$24,832,672.09
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$718,739.58
5	.	Pool Balance on the close of the last day of the related Collection Period				$900,558,491.48
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				$71,458

7	.	Initial Pool Balance				$1,000,000,059.29

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$98,067,379.50		$73,290,340.51
		b.	Class A-2 Note Balance	$254,000,000.00		$254,000,000.00
		c.	Class A-3 Note Balance	$260,000,000.00		$260,000,000.00
		d.	Class A-4 Note Balance	$144,000,000.00		$144,000,000.00
		e.	Class B Note Balance	$106,500,000.00		$106,500,000.00
		f.	Class C Note Balance	$33,500,000.00		$33,500,000.00
		g.	Note Balance (sum a - f)	$896,067,379.50		$871,290,340.51

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.5388318		0.4026942
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9143545		0.8890718

10	.	Overcollateralization Target Amount				$29,268,150.97
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$29,268,150.97

12	.	Weighted Average Coupon			%	10.47%
13	.	Weighted Average Original Term			months	64.61
14	.	Weighted Average Remaining Term			months	54.07

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$8,353,950.78
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$8,353,950.78

16	.	Principal:
		a.	Collections allocable to Principal			$24,832,672.09
		b.	Liquidation Proceeds allocable to Principal			$15,051.07
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$24,847,723.16

17	.	Total Finance Charge and Principal Collections (15d+ 16d)				$33,201,673.94
18	.	Interest Income from Collection Account				$4,500.14
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$33,206,174.08

Available Funds

21	.	Available Collections		$33,206,174.08
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$33,206,174.08

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$771,758.25
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$771,758.25
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$5,788.19
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$5,788.19
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$149,610.61
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$149,610.61

		e.	Class A-2 Monthly Interest	$700,616.67
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$700,616.67

		i.	Class A-3 Monthly Interest	$892,666.67
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$892,666.67

		m.	Class A-4 Monthly Interest	$697,200.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$697,200.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$0.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$0.00

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$0.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$0.00

32	.	Tertiary Principal Distributable Amount		$0.00

33	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 32))		$3,217,640.39

34	.	Reserve Account Deficiency		$0.00

35	.	Regular Principal Distributable Amount	$24,777,038.99

36	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37	.	Additional Servicing Fees, if any	$0.00

38	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$8,353,950.78
		b.	Total Daily Deposits of Principal Collections	$24,847,723.16
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$4,500.14
		e.	Total Deposits to Collection Account (sum a - d)	$33,206,174.08

40	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$771,758.25
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,788.19
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,217,132.94
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,211,494.70
		f.	Total Withdrawals from Collection Account (sum a - e)	$33,206,174.08

Note Payment Account Activity

41	.	Deposits
		a.	Class A-1 Interest Distribution	$149,610.61
		b.	Class A-2 Interest Distribution	$700,616.67
		c.	Class A-3 Interest Distribution	$892,666.67
		d.	Class A-4 Interest Distribution	$697,200.00
		e.	Class B Interest Distribution	$0.00
		f.	Class C Interest Distribution	$0.00

		g.	Class A-1 Principal Distribution	$24,777,038.99
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$27,217,132.94

42	.	Withdrawals
		a.	Class A-1 Distribution	$24,926,649.60
		b.	Class A-2 Distribution	$700,616.67
		c.	Class A-3 Distribution	$892,666.67
		d.	Class A-4 Distribution	$697,200.00
		e.	Class B Distribution	$0.00
		f.	Class C Distribution	$0.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$27,217,132.94

Certificate Payment Account Activity

43	.	Deposits
		a.	Excess Collections	$5,211,494.70
		b.	Reserve Account surplus (Ln 53)	$1,873.38
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$5,213,368.08

44	.	Withdrawals
		a.	Certificateholder Distribution	$5,213,368.08
		b.	Total Withdrawals from Certificate Payment Account	$5,213,368.08

Required Reserve Account Amount

45	.	Lesser of: (a or b)
		a.	$10,000,000.00	$10,000,000.00
		b.	Note Balance	$871,290,340.51

46	.	Required Reserve Account Amount		$10,000,000.00

Reserve Account Reconciliation

47	.	Beginning Balance (as of end of preceding Distribution Date)	$10,000,000.00
48	.	Investment Earnings	$1,873.38
49	.	Reserve Account Draw Amount	$0.00
50	.	Reserve Account Amount (Ln 47+ Ln 48 - Ln 49)	$10,001,873.38
51	.	Deposit from Available Funds (Ln 40d)	$0.00
52	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
53	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 52 exist		$1,873.38
54	.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$10,000,000.00
55	.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57	.	Amount to be paid to Servicer from the Collection Account			$771,758.25
58	.	Amount to be paid to Backup Servicer from the Collection Account			$5,788.19
59	.	Amount to be deposited from the Collection Account into the Note Payment Account			$27,217,132.94
60	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$5,211,494.70
61	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$1,873.38
63	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$24,926,649.60
64	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$700,616.67
65	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$892,666.67
66	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$697,200.00
67	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$0.00
68	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$0.00
69	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$5,213,368.08

Net Loss and Delinquency Activity

70	.	Net Losses with respect to preceding Collection Period			$703,688.51
71	.	Cumulative Net Losses			$1,054,926.50
72	.	Cumulative Net Loss Percentage			0.1055%

73	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	1,042	$14,763,672.00
		b.	61 to 90 days past due	299	$4,374,536.00
		c.	91 or more days past due	143	$2,163,394.00
		d.	Total Past Due (sum a - c)	1,484	21,301,602.00

Servicer Covenant
74	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,616,385,000.00
75	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2009.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer